Company Redomestication	12 Months Ended
Dec. 31, 2011
Company Redomestication
Company Redomestication

22. Company Redomestication

On April 2, 2012, the reorganization of the corporate structure of the group of companies controlled by Aon Corporation  as holding company of the Aon group was completed, pursuant to which Aon Corporation merged with one of its indirect, wholly-owned subsidiaries and Aon plc became the publicly-held parent company of the Aon group. This transaction is referred to as the Redomestication. In the Redomestication, each issued and outstanding share of Aon Corporation common stock held by stockholders of Aon Corporation was converted into the right to receive one Class A Ordinary Share, nominal value $0.01 per share, of Aon plc. Likewise, equity incentive and compensation plans were assumed by Aon plc and amended to provide that those plans will now provide for the award and issuance of Class A Ordinary Shares instead of shares of common stock of Aon Corporation on a one-for-one basis. Shares of treasury stock of Aon Corporation were cancelled in the Redomestication. The 2010 Share Repurchase Program, which related to common stock of Aon Corporation and preceded the Redomestication, did not extend to shares of Aon plc. In April 2012, the Company’s Board of Directors therefore authorized a share repurchase program under which up to $5.0 billion of Class A ordinary shares may be repurchased (“2012 Share Repurchase Program”). Under this program, shares may be repurchased through the open market or in privately negotiated transactions, from time to time, based on prevailing market conditions, and will be funded from available capital.